Loans Receivable and Allowance for Credit Losses - Loans Modified (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 24,156	$ 7,166	$ 8,595
% of Total Class of Loans Receivable	0.29%	0.09%	0.10%
Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 673	$ 1,536
Term Extension
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	16,395	5,630	$ 3,595
Combination of Term Extension, Interest Rate Reduction, and Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	7,088		5,000
Real estate loans | Construction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			$ 2,317
% of Total Class of Loans Receivable			0.50%
Financing receivable, term extension			12 months
Real estate loans | Construction | Term Extension
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			$ 2,317
Real estate loans | Construction | Combination of Term Extension, Interest Rate Reduction, and Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			0
Real estate loans | Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 12,385	$ 1,536	$ 1,038
% of Total Class of Loans Receivable	0.49%	0.07%	0.00%
Financing receivable, term extension			12 months
Real estate loans | Commercial real estate | Minimum
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, term extension	15 months
Real estate loans | Commercial real estate | Maximum
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, term extension	17 months
Real estate loans | Commercial real estate | Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 0	$ 1,536
Real estate loans | Commercial real estate | Term Extension
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	9,395	0	$ 1,038
Real estate loans | Commercial real estate | Combination of Term Extension, Interest Rate Reduction, and Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	2,990		0
Commercial business loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 11,771	$ 5,630	$ 5,240
% of Total Class of Loans Receivable	1.54%	0.91%	1.00%
Financing receivable, term extension			12 months
Commercial business loans | Minimum
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, term extension	12 months	15 months
Commercial business loans | Maximum
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, term extension	60 months	60 months
Commercial business loans | Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 673	$ 0
Commercial business loans | Term Extension
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	7,000	$ 5,630	$ 240
Commercial business loans | Combination of Term Extension, Interest Rate Reduction, and Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 4,098		$ 5,000